Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2020
GTF-QTLY-1220
1.9897896.100

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
COMMUNICATION SERVICES – 14.7%
Entertainment – 3.7%
Activision Blizzard, Inc.	8,349	$ 632,270
Netflix, Inc. (a)	3,115	1,481,930
Roku, Inc. (a)	1,750	354,200
Sea Ltd. ADR (a)	7,995	1,260,812
Spotify Technology S.A. (a)	479	114,907
Take-Two Interactive Software, Inc. (a)	100	15,492
		3,859,611
Interactive Media & Services – 10.7%
Alphabet, Inc. Class A (a)	3,479	5,622,447
Facebook, Inc. Class A (a)	17,331	4,559,959
Match Group, Inc. (a)	2,369	276,652
Snap, Inc. Class A (a)	8,864	349,153
Twitter, Inc. (a)	1,319	54,554
Yandex N.V. Class A (a)	1,501	86,413
Zillow Group, Inc. Class C (a)	381	33,764
ZoomInfo Technologies, Inc. Class A (a)	3,945	149,870
		11,132,812
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc. (a)	2,707	296,606
TOTAL COMMUNICATION SERVICES		15,289,029
CONSUMER DISCRETIONARY – 30.9%
Automobiles – 3.8%
Fisker, Inc. (a)	1,269	12,868
Ford Motor Co.	8,092	62,551
General Motors Co.	1,302	44,958
Harley-Davidson, Inc.	6,578	216,285
NIO, Inc. ADR (a)	527	16,116
Tesla, Inc. (a)	8,949	3,472,570
XPeng, Inc. ADR (a)	4,383	84,942
		3,910,290
Diversified Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc. (a)	1,293	204,359
Hotels, Restaurants & Leisure – 3.2%
Boyd Gaming Corp.	6,166	195,586
Caesars Entertainment, Inc. (a)	8,427	377,698
Chipotle Mexican Grill, Inc. (a)	475	570,703
Churchill Downs, Inc.	1,376	205,230
Darden Restaurants, Inc.	1,248	114,716
Dunkin' Brands Group, Inc.	2,522	251,469
Hilton Worldwide Holdings, Inc.	1,400	122,934
Las Vegas Sands Corp.	3,079	147,977
Marriott International, Inc. Class A	1,695	157,432
Penn National Gaming, Inc. (a)	5,278	284,906
Starbucks Corp.	3,771	327,926
Texas Roadhouse, Inc.	1,926	134,878
The Wendy's Co.	5,950	130,008
Vail Resorts, Inc.	686	159,179
Wynn Resorts Ltd.	1,773	128,418
		3,309,060

	Shares	Value

Household Durables – 1.2%
D.R. Horton, Inc.	793	$ 52,980
iRobot Corp. (a)	1,231	97,963
KB Home	1,760	56,760
Lennar Corp. Class A	1,295	90,948
Purple Innovation, Inc. (a)	402	11,405
Sony Corp. ADR	888	74,290
Taylor Morrison Home Corp. (a)	4,793	103,529
Tempur Sealy International, Inc. (a)	1,185	105,465
Toll Brothers, Inc.	2,484	105,024
TRI Pointe Group, Inc. (a)	7,401	121,598
Tupperware Brands Corp.	10,197	323,449
Whirlpool Corp.	393	72,689
		1,216,100
Internet & Direct Marketing Retail – 13.3%
Alibaba Group Holding Ltd. ADR (a)	5,339	1,626,740
Amazon.com, Inc. (a)	3,167	9,615,487
eBay, Inc.	2,643	125,886
Etsy, Inc. (a)	546	66,388
Expedia Group, Inc.	2,396	225,583
Farfetch Ltd. Class A (a)	4,302	121,015
Fiverr International Ltd. (a)	765	112,011
JD.com, Inc. ADR (a)	4,112	335,210
Jumia Technologies AG ADR (a)	2,230	33,361
MercadoLibre, Inc. (a)	353	428,560
Overstock.com, Inc. (a)	1,111	62,327
Pinduoduo, Inc. ADR (a)	7,091	638,048
The RealReal, Inc. (a)	14,586	183,638
Wayfair, Inc. Class A (a)	1,058	262,416
		13,836,670
Leisure Products – 0.6%
Callaway Golf Co.	859	13,306
Mattel, Inc. (a)	3,143	43,279
Peloton Interactive, Inc. Class A (a)	4,270	470,597
Vista Outdoor, Inc. (a)	5,078	100,392
		627,574
Multiline Retail – 0.6%
Dollar General Corp.	506	105,607
Dollar Tree, Inc. (a)	2,172	196,175
Nordstrom, Inc.	2,104	25,459
Ollie's Bargain Outlet Holdings, Inc. (a)	1,871	162,945
Target Corp.	1,060	161,353
		651,539
Specialty Retail – 4.9%
American Eagle Outfitters, Inc.	9,627	131,986
Aritzia, Inc. (a)	2,975	44,927
Burlington Stores, Inc. (a)	1,169	226,295
Carvana Co. (a)	4,102	760,306
Dick's Sporting Goods, Inc.	1,611	91,263
Five Below, Inc. (a)	2,299	306,549
Floor & Decor Holdings, Inc. Class A (a)	6,760	493,480
Lowe's Cos., Inc.	9,729	1,538,155

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Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
RH (a)	1,181	$ 395,906
Shift Technologies, Inc. (a)	4,691	41,750
Signet Jewelers Ltd.	2,789	62,139
The Home Depot, Inc.	3,290	877,476
Vroom, Inc. (a)	1,239	50,923
Williams-Sonoma, Inc.	575	52,446
		5,073,601
Textiles, Apparel & Luxury Goods – 3.1%
Capri Holdings Ltd. (a)	2,986	63,363
Crocs, Inc. (a)	7,777	406,970
Deckers Outdoor Corp. (a)	742	188,001
Lululemon Athletica, Inc. (a)	1,041	332,381
NIKE, Inc. Class B	15,270	1,833,622
PVH Corp.	3,550	206,929
VF Corp.	2,412	162,086
		3,193,352
TOTAL CONSUMER DISCRETIONARY		32,022,545
CONSUMER STAPLES – 1.7%
Beverages – 0.8%
Constellation Brands, Inc. Class A	487	80,467
Keurig Dr Pepper, Inc.	4,799	129,093
Monster Beverage Corp. (a)	3,283	251,379
The Boston Beer Co., Inc. Class A (a)	336	349,165
		810,104
Food & Staples Retailing – 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	3,017	115,521
Costco Wholesale Corp.	842	301,116
Performance Food Group Co. (a)	1,820	61,170
		477,807
Food Products – 0.1%
Bunge Ltd.	588	33,357
Darling Ingredients, Inc. (a)	552	23,736
Freshpet, Inc. (a)	160	18,320
Whole Earth Brands, Inc. (a)	5,156	42,228
		117,641
Household Products – 0.2%
The Procter & Gamble Co.	1,785	244,723
Personal Products – 0.1%
Edgewell Personal Care Co. (a)	326	8,548
Herbalife Nutrition Ltd. (a)	3,147	142,055
Nu Skin Enterprises, Inc. Class A	82	4,047
		154,650
TOTAL CONSUMER STAPLES		1,804,925
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Renewable Energy Group, Inc. (a)	541	30,512

	Shares	Value
FINANCIALS – 0.5%
Consumer Finance – 0.2%
Ally Financial, Inc.	5,554	$148,181
Capital One Financial Corp.	1,388	101,435
		249,616
Diversified Financial Services – 0.1%
Netfin Acquisition Corp. Class A (a)	2,005	20,651
Social Capital Hedosophia Holdings Corp. II Class A (a)	1,827	30,036
		50,687
Insurance – 0.2%
eHealth, Inc. (a)	2,326	156,098
Root, Inc. Class A (a)	394	9,444
		165,542
TOTAL FINANCIALS		465,845
HEALTH CARE – 7.7%
Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc. (a)	1,122	52,117
Acceleron Pharma, Inc. (a)	1,077	112,633
ADC Therapeutics S.A. (a)	536	15,378
Agios Pharmaceuticals, Inc. (a)	1,219	48,845
Akouos, Inc. (a)	1,241	24,088
Allakos, Inc. (a)	208	19,787
Alnylam Pharmaceuticals, Inc. (a)	2,012	247,416
Annexon, Inc. (a)	1,184	24,639
Ascendis Pharma A/S ADR (a)	404	65,993
Avidity Biosciences, Inc. (a)	372	9,200
BeiGene Ltd. ADR (a)	489	144,998
BioNTech SE ADR (a)	378	32,266
Bioxcel Therapeutics, Inc. (a)	243	11,103
Bridgebio Pharma, Inc. (a)	436	16,734
CareDx, Inc. (a)	431	21,141
Coherus Biosciences, Inc. (a)	1,652	27,539
Crinetics Pharmaceuticals, Inc. (a)	164	1,981
FibroGen, Inc. (a)	1,340	51,429
Forma Therapeutics Holdings, Inc. (a)	310	13,367
Global Blood Therapeutics, Inc. (a)	1,661	87,834
Inhibrx, Inc. (a)	594	10,122
Kronos Bio, Inc. (a)	897	25,197
Mirati Therapeutics, Inc. (a)	155	33,657
Moderna, Inc. (a)	2,173	146,612
Neurocrine Biosciences, Inc. (a)	1,233	121,660
Prelude Therapeutics, Inc. (a)	383	13,493
Protagonist Therapeutics, Inc. (a)	493	9,342
Regeneron Pharmaceuticals, Inc. (a)	1,463	795,228
Relay Therapeutics, Inc. (a)	458	16,918
REVOLUTION Medicines, Inc. (a)	119	3,593
Sarepta Therapeutics, Inc. (a)	1,511	205,360
Seagen, Inc. (a)	190	31,692
Shattuck Labs, Inc. (a)	506	13,080
Taysha Gene Therapies, Inc. (a)	455	9,464
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Turning Point Therapeutics, Inc. (a)	1,480	$ 136,441
Vaxcyte, Inc. (a)	886	33,110
Zai Lab Ltd. ADR (a)	1,367	112,162
		2,745,619
Health Care Equipment & Supplies – 2.6%
Align Technology, Inc. (a)	103	43,886
AtriCure, Inc. (a)	181	6,255
Axonics Modulation Technologies, Inc. (a)	1,759	82,480
Danaher Corp.	764	175,369
DexCom, Inc. (a)	1,292	412,897
Hologic, Inc. (a)	2,300	158,286
Inmode Ltd. (a)	859	31,405
Intuitive Surgical, Inc. (a)	1,081	721,114
Novocure Ltd. (a)	818	99,878
Outset Medical, Inc. (a)	325	15,103
Pulmonx Corp. (a)	118	4,963
Quidel Corp. (a)	1,657	444,557
Shockwave Medical, Inc. (a)	98	6,695
Tandem Diabetes Care, Inc. (a)	2,943	320,787
West Pharmaceutical Services, Inc.	548	149,094
		2,672,769
Health Care Providers & Services – 0.6%
1Life Healthcare, Inc. (a)	627	17,688
Centene Corp. (a)	2,029	119,914
Guardant Health, Inc. (a)	893	95,247
Humana, Inc.	667	266,320
Oak Street Health, Inc. (a)	1,200	57,108
Owens & Minor, Inc.	972	24,416
		580,693
Health Care Technology – 0.1%
American Well Corp. Class A (a)	908	23,435
GoodRx Holdings, Inc. Class A (a)	1,643	79,505
		102,940
Life Sciences Tools & Services – 0.8%
10X Genomics, Inc. Class A (a)	600	82,140
Avantor, Inc. (a)	2,679	62,340
Berkeley Lights, Inc. (a)	143	10,377
Bio-Rad Laboratories, Inc. Class A (a)	97	56,883
NanoString Technologies, Inc. (a)	112	4,105
Thermo Fisher Scientific, Inc.	1,313	621,207
		837,052
Pharmaceuticals – 1.0%
AstraZeneca PLC ADR	3,071	154,041
Graybug Vision, Inc. (a)	1,991	26,201
Harmony Biosciences Holdings, Inc. (a)	382	14,860
Horizon Therapeutics PLC (a)	2,984	223,591
Intra-Cellular Therapies, Inc. (a)	1,049	25,879
Nektar Therapeutics (a)	2,526	40,012

	Shares	Value

Zoetis, Inc.	3,792	$ 601,222
		1,085,806
TOTAL HEALTH CARE		8,024,879
INDUSTRIALS – 4.3%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc. (a)	1,120	110,768
Air Freight & Logistics – 0.4%
FedEx Corp.	1,460	378,826
United Parcel Service, Inc. Class B	487	76,513
		455,339
Airlines – 0.1%
Delta Air Lines, Inc.	1,256	38,484
JetBlue Airways Corp. (a)	4,518	54,080
Southwest Airlines Co.	288	11,385
		103,949
Building Products – 0.3%
Builders FirstSource, Inc. (a)	1,263	38,269
Carrier Global Corp.	1,289	43,040
Fortune Brands Home & Security, Inc.	619	50,058
The AZEK Co., Inc. (a)	3,629	121,354
		252,721
Commercial Services & Supplies – 0.0%
HNI Corp.	476	15,494
Construction & Engineering – 0.2%
Dycom Industries, Inc. (a)	2,667	173,195
Electrical Equipment – 0.3%
Array Technologies, Inc. (a)	5,496	202,528
Bloom Energy Corp. Class A (a)	3,507	44,328
Generac Holdings, Inc. (a)	54	11,348
Sunrun, Inc. (a)	1,781	92,648
		350,852
Industrial Conglomerates – 0.0%
General Electric Co.	1,430	10,610
Machinery – 0.0%
Deere & Co.	48	10,844
Professional Services – 0.2%
Equifax, Inc.	360	49,176
ManpowerGroup, Inc.	800	54,296
Upwork, Inc. (a)	3,626	66,900
		170,372
Road & Rail – 2.7%
LYFT, Inc. Class A (a)	50,598	1,155,152
Uber Technologies, Inc. (a)	47,530	1,587,977
		2,743,129
Trading Companies & Distributors – 0.0%
BMC Stock Holdings, Inc. (a)	970	38,402
TOTAL INDUSTRIALS		4,435,675

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Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – 37.7%
Electronic Equipment, Instruments & Components – 0.3%
II-VI, Inc. (a)	7,421	$ 337,433
IT Services – 5.5%
Alliance Data Systems Corp.	1,325	68,290
Endava PLC ADR (a)	328	20,959
Mastercard, Inc. Class A	2,828	816,274
MongoDB, Inc. (a)	463	105,782
PayPal Holdings, Inc. (a)	6,545	1,218,221
Repay Holding Corp. (a)	803	18,092
Shopify, Inc. Class A (a)	674	621,352
Snowflake, Inc. Class A (a)	364	91,007
Square, Inc. Class A (a)	2,833	438,775
Twilio, Inc. Class A (a)	2,111	588,906
Visa, Inc. Class A	8,657	1,573,063
Wix.com Ltd. (a)	591	146,166
		5,706,887
Semiconductors & Semiconductor Equipment – 9.3%
Advanced Micro Devices, Inc. (a)	9,555	719,396
Cirrus Logic, Inc. (a)	605	41,666
Enphase Energy, Inc. (a)	2,310	226,588
First Solar, Inc. (a)	882	76,774
Lam Research Corp.	47	16,078
Lattice Semiconductor Corp. (a)	571	19,928
Marvell Technology Group Ltd.	68,877	2,583,576
Micron Technology, Inc. (a)	11,018	554,646
NVIDIA Corp.	7,977	3,999,349
NXP Semiconductors N.V.	5,859	791,668
ON Semiconductor Corp. (a)	4,679	117,396
SolarEdge Technologies, Inc. (a)	606	156,160
Synaptics, Inc. (a)	473	36,265
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	822	68,941
Universal Display Corp.	644	127,711
Xilinx, Inc.	1,065	126,405
		9,662,547
Software – 13.4%
Adobe, Inc. (a)	3,158	1,411,942
Anaplan, Inc. (a)	308	17,048
Atlassian Corp. PLC Class A (a)	161	30,851
Autodesk, Inc. (a)	405	95,394
Avalara, Inc. (a)	403	60,067
Bill.com Holdings, Inc. (a)	687	68,700
Cloudflare, Inc. Class A (a)	2,156	112,047
Coupa Software, Inc. (a)	336	89,947
Crowdstrike Holdings, Inc. Class A (a)	1,318	163,221
Digital Turbine, Inc. (a)	1,291	37,000
DocuSign, Inc. (a)	1,225	247,756
Elastic N.V. (a)	488	49,488
FireEye, Inc. (a)	1,290	17,854
Five9, Inc. (a)	449	68,122
HubSpot, Inc. (a)	818	237,277

	Shares	Value

Intuit, Inc.	83	$ 26,118
Lightspeed POS, Inc. (a)	3,143	100,544
Lightspeed POS, Inc. (a)	300	9,609
Microsoft Corp.	33,407	6,763,915
nCino, Inc. (a)	257	18,124
Nuance Communications, Inc. (a)	979	31,240
Paycom Software, Inc. (a)	61	22,210
RingCentral, Inc. Class A (a)	779	201,247
Salesforce.com, Inc. (a)	11,163	2,592,830
ServiceNow, Inc. (a)	840	417,959
Slack Technologies, Inc. Class A (a)	4,750	121,505
The Trade Desk, Inc. Class A (a)	493	279,260
Workday, Inc. Class A (a)	1,570	329,888
Zoom Video Communications, Inc. Class A (a)	527	242,900
		13,864,063
Technology Hardware, Storage & Peripherals – 9.2%
Apple, Inc.	87,763	9,553,880
Corsair Gaming, Inc. (a)	1,732	41,637
		9,595,517
TOTAL INFORMATION TECHNOLOGY		39,166,447
MATERIALS – 0.3%
Chemicals – 0.2%
Olin Corp.	3,685	60,987
The Chemours Co.	6,540	131,716
		192,703
Construction Materials – 0.0%
Eagle Materials, Inc.	120	10,230
Containers & Packaging – 0.1%
Westrock Co.	1,417	53,208
Metals & Mining – 0.0%
Agnico Eagle Mines Ltd.	133	10,529
Gatos Silver, Inc. (a)	2,396	16,053
		26,582
TOTAL MATERIALS		282,723
REAL ESTATE – 0.4%
Real Estate Management & Development – 0.4%
KE Holdings, Inc. ADR (a)	2,085	145,429
Redfin Corp. (a)	5,627	235,040
TOTAL REAL ESTATE		380,469
UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Brookfield Renewable Corp. Class A	334	22,317
TOTAL COMMON STOCKS (Cost $100,097,932)		101,925,366
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Schedule of Investments (Unaudited)–continued
Exchange Traded Fund – 1.0%
	Shares	Value
SPDR S&P Biotech ETF (Cost $1,094,771)	9,849	$ 1,110,672
Money Market Fund – 1.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,115,188)	1,115,188	1,115,188
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $102,307,891)		104,151,226
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(347,952)
NET ASSETS – 100.0%		$ 103,803,274

Security Type Abbreviations
ETF –	Exchange-Traded Fund

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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